Summary of Significant Accounting Policies	9 Months Ended
Sep. 30, 2018
Accounting Policies [Abstract]
Summary of Significant Accounting Policies

Note 2 – Summary of Significant Accounting Policies

For a description of the Company’s significant accounting policies, refer to Note 2 to the Company’s 2017 audited financial statements. The accompanying condensed consolidated financial statements were prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Principles of Consolidation

The condensed consolidated financial statements of the Company include the accounts of Roan Inc. and its wholly owned subsidiaries. All material intercompany balances and transactions have been eliminated.

Interim Financial Statements

The accompanying condensed consolidated financial statements as of December 31, 2017 were derived from the annual financial statements. The unaudited interim condensed consolidated financial statements for the nine months ended September 30, 2018 and 2017 were prepared by the Company in accordance with the accounting policies stated in the audited financial statements. In the opinion of management, the Company’s unaudited condensed consolidated financial statements reflect all known adjustments necessary to fairly state the financial position of the Company and its results of operations and cash flows for such periods. All such adjustments are of a normal, recurring nature. Certain information and disclosures normally included in financial statements prepared in conformity with GAAP have been consolidated or omitted, although the Company believes that the disclosures contained herein are adequate to make the information presented not misleading. These unaudited condensed consolidated financial statements should be read in conjunction with the Company’s annual financial statements and notes thereto.

Income Taxes

The Company is a corporation and therefore a taxable entity. As a result of the Reorganization, the Company recorded a deferred tax liability based on the change in tax status. The Company recognizes deferred tax assets and liabilities for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred income tax assets and liabilities are measured using enacted tax rates applicable to the future period when those temporary differences are expected to be recovered or settled. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income in the period the rate change is enacted. A valuation allowance is provided for deferred tax assets when it is more likely than not the deferred tax assets will not be realized. See Note 13 – Income Taxes for further information on the Company’s taxes.

Use of Estimates

The preparation of financial statements and related footnotes in conformity with GAAP requires that management formulate estimates and assumptions that affect revenues, expenses, assets, liabilities and the disclosure of contingent assets and liabilities. A significant item that requires management’s estimates and assumptions is the estimate of proved oil, natural gas and NGL reserves which are used in the calculation of depletion of the Company’s oil and natural gas properties and impairment, if any, of proved oil and natural gas properties. Changes in estimated quantities of its reserves could impact the Company’s reported financial results as well as disclosures regarding the quantities and value of proved oil and natural gas reserves. Although management believes these estimates are reasonable, actual results could differ from these estimates.

Recent Accounting Standards Issued

In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers (Topic 606) (“ASC 606”). This guidance supersedes most of the existing revenue recognition requirements in GAAP and requires (i) an entity to recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled to in exchange for those goods or services and (ii) requires expanded disclosures regarding the nature, amount, timing and certainty of revenue and cash flows from contracts with customers. Subsequent to the issuance of ASU 2014-09, the FASB issued additional guidance to assist entities with implementation efforts, including the issuance of ASU 2016-08, Revenue from Contracts with Customers (Topic 606): Principal versus Agent Considerations (Reporting Revenue Gross versus Net) (“ASU 2016-08”), pertaining to the presentation of revenues on a gross basis (revenues presented separately from associated expenses) versus a net basis. This guidance requires an entity to record revenue on a gross basis if it controls a promised good or service before transferring it to a customer, whereas an entity records revenue on a net basis if its role is to arrange for another entity to provide the goods or services to a customer. Applying the guidance in ASU 2016-08 requires significant judgment in determining the point in time when control of products transfers to customers. Effective January 1, 2018, the Company adopted ASC 606 using the modified retrospective method of transition under which the standard is applied only to the most current period presented. Accordingly, comparative information has not been adjusted and continues to be reported under the previous revenue standard. See Note 3 – Revenue from Contracts with Customers for discussion of the impact upon adoption and the additional disclosures.

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842) (“ASU 2016-02”). This update applies to any entity that enters into a lease, with some specified scope exemptions. Under this update, a lessee should recognize in the statement of financial position a liability to make lease payments (the lease liability) and a right-of-use asset representing its right to use the underlying asset for the lease term. While there were no major changes to the lessor accounting, changes were made to align key aspects with the revenue recognition guidance. This update will be effective for fiscal years beginning after December 15, 2018, including interim reporting periods within those fiscal years, with early application permitted. The Company enters into lease agreements to support its operations, such as office space, vehicles and drilling rigs. ASU 2016-02 will not impact the accounting or financial presentation of the Company’s mineral leases. The Company plans to adopt the new standard using the simplified transition method described in ASU 2018-11 Leases (Topic 842): Targeted Improvements, and therefore will apply the new standard as of January 1, 2019 and will recognize a cumulative-effect adjustment to the opening balance of retained earnings, if any, upon adoption in lieu of retrospectively applying the new standard to periods before adoption. The Company is working to complete its evaluation of the impact of ASU 2016-02 on its financial statements, accounting policies, and internal controls, including implementation of systems and processes to capture, classify and account for leases within the scope of the new guidance and to provide the related disclosures.